Equity accounted investments (Tables)	12 Months Ended
Jun. 30, 2020
Equity accounted investments.
Schedule of equity accounted investments

	2020	2019
for the year ended 30 June	Rm	Rm
Amounts recognised in the statement of financial position:
Investments in joint ventures and associates	11 812	9 866

	2020	2019
for the year ended 30 June	Rm	Rm
Business segmentation
Mining	13	5
Energy	10 887	9 449
Base Chemicals	767	273
Performance Chemicals	16	16
Group Functions	129	123
Total carrying value of equity accounted investments	11 812	9 866

* The increase relates to the 49% investment in Enaex Africa (Pty) Ltd after the disposal of the explosives business.

	2020	2019	2018
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in the income statement:
Share of (losses)/profits of equity accounted investments, net of tax	(347)	1 074	1 443
share of profits	(347)	1 089	1 454
remeasurement items	—	(15)	(11)

Amounts recognised in the statement of cash flows:
Dividends received from equity accounted investments	208	1 506	1 702

Schedule of interest in equity accounted investments and total carrying values

	Country of		Interest	2020	2019
Name	incorporation	Nature of activities	%	Rm	Rm
Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	10 511	8 239
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	255	273
Sasol Chevron Holdings Limited	Bermuda	Marketing of Escravos GTL products	50	159	274
Associates
Enaex Africa (Pty) Ltd*	South Africa	Manufacturing and distribution of explosives	49	512	—
Escravos GTL (EGTL)**	Nigeria	GTL plant	—	—	753
Other equity accounted investments			Various	375	327
Carrying value of investments				11 812	9 866

*On 30 June 2020, Sasol formed an entity Enaex Africa (Pty) Ltd, with Enaex S.A. (Enaex), a subsidiary of the Sigdo Koppers Group, with Enaex taking responsibility for the management and operational control of the associate.

**The group sold its 10% investment in EGTL on 29 June 2020. Refer note 11.

Summarised financial information for the group's share of equity accounted investments which are not material

	2020	2019
for the year ended 30 June	Rm	Rm
Operating (loss)/profit	(674)	13
Loss before tax	(665)	(2)
Taxation	(20)	(56)
Loss and total comprehensive loss for the year	(685)	(58)

** The financial information provided represents the group’s share of the results of the equity accounted investments.

Schedule of capital commitments relating to equity accounted investments

	2020	2019
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained up to the reporting date. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	1 936	715
Authorised but not yet contracted for	1 089	1 100
Less: expenditure to the end of year	(1 748)	(532)
	1 277	1283

Summarised financial information for the group's material equity accounted investments

	Joint venture
	ORYX GTL Limited
	2020	2019
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets	17 236	11 964
Deferred tax asset	636	22
Current assets	7 217	6 722
Total assets	25 089	18 708
Other non-current liabilities	974	378
Other current liabilities	2 663	1 337
Tax payable	—	100
Total liabilities	3 637	1 815
Net assets	21 452	16 893
Summarised income statement
Turnover	7 279	9 977
Depreciation and amortisation	(1 424)	(1 420)
Other operating expenses	(4 707)	(5 039)
Operating profit before interest and tax	1 148	3 518
Finance income	31	33
Finance cost	(84)	(3)
Profit before tax	1 095	3 548
Taxation	(492)	(607)
Profit and total comprehensive income for the year	603	2 941
The group’s share of profits of equity accounted investment	338	1 131
49% share of profit before tax	536	1 738
Taxation*	(198)	(607)

Reconciliation of summarised financial information
Net assets at the beginning of the year	16 893	17 001
Profit before tax for the year	1 095	3 548
Taxation*	(483)	(607)
Foreign exchange differences	3 947	490
Dividends paid	—	(3 539)
Net assets at the end of the year	21 452	16 893
Additional Sasol specific liabilities*	—	(79)
Adjusted net assets at the end of the period	21 452	16 814
Carrying value of equity accounted investment	10 511	8 239

*From 29 April 2017 to 31 December 2018, as a result of tax regulations, tax was levied only on Sasol’s share of profits at a rate of 35%.